TAX FREE RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                         August 31, 2001

                                                PRINCIPAL
                                                 AMOUNT
ISSUER                                       (000'S OMITTED)         VALUE
--------------------------------------------------------------------------------
TAX-EXEMPT COMMERCIAL PAPER -- 0.7%
--------------------------------------------------------------------------------
Houston, Texas, Higher
  Education Finance Corp.,
  2.75% due 9/13/01                               $5,000          $ 5,000,000
                                                                  -----------
GENERAL OBLIGATION BONDS
AND NOTES -- 5.5%
--------------------------------------------------------------------------------
Georgia State,
  6.00% due 7/01/02                                7,810            8,012,974
Iowa State School, Cash
  Anticipation Program,
  3.88% due 1/30/02                               14,000           14,047,493
Iowa State School, Cash
  Anticipation Program,
  3.75% due 6/21/02                               12,000           12,103,162
South Carolina Public
  Service Authority,
  3.50% due 7/01/02                                5,505            5,547,389
South Carolina State,
  5.75% due 1/01/02                                2,000            2,010,457
                                                                  -----------
                                                                   41,721,475
                                                                  -----------
ANNUAL AND SEMI-ANNUAL TENDER REVENUE
BONDS AND NOTES (PUTS) -- 12.6%
--------------------------------------------------------------------------------
Alabama State, Municipal
  Electric Power Supply
  Revenue,
  6.50% due 9/01/01                                4,000            4,040,000
California Housing Finance
  Agency Revenue,
  2.67% due 8/01/02                                6,000            6,000,000
California Student Loan
  Revenue,
  2.85% due 6/03/02                                5,000            5,000,000
Florida State Department
  Environment Protection, FGIC,
  5.25% due 7/01/02                                5,575            5,702,382
Louisa, Virginia, Industrial
  Development Authority, AMT,
  4.00% due 3/01/02                                7,000            7,000,000
Louisiana Local Government,
  Environmental Facilities Revenue,
  5.25% due 2/15/02                               10,000           10,084,805
Michigan Municipal
  Bond Authority,
  4.00% due 4/11/02                               22,600           22,732,578
Michigan State Building
  Authority Revenue,
  6.10% due 10/01/01                               2,000            2,002,703

Michigan State Building
  Authority Revenue, P/R,
  6.00% due 10/01/09                               2,800            2,803,581
Minnesota State,
  Housing Finance Agency,
  4.45% due 11/29/01                               4,000            4,000,000
Oklahoma State Water Resource
  Board State Loan Revenue,
  3.45% due 9/04/01                                5,535            5,535,000
South Carolina Jobs,
  Economic Development Authority,
  3.40% due 9/13/01                               19,995           19,995,000
                                                                  -----------
                                                                   94,896,049
                                                                  -----------
BOND, REVENUE, TAX AND TAX AND
REVENUE ANTICIPATION NOTES -- 25.4%
--------------------------------------------------------------------------------
Bartholomew, Indiana, Considated
  School, Corporate, TANs,
  4.60% due 12/31/01                               4,238            4,252,936
Benton, Indiana, Community
  School Corporation, TANs,
  5.00% due 12/31/01                               2,700            2,703,424
Clark County, Washington Public
  Utility District, BANs,
  4.00% due 3/26/02                               10,000           10,042,046
Concord, Indiana,
  Community Schools, TANs,
  4.00% due 12/31/01                               5,390            5,395,169
Essex County, New Jersey, TANs,
  3.25% due 11/20/01                              29,000           29,038,709
Howard County, Maryland, BANs
  4.00% due 4/15/02                               12,500           12,571,867
Jersey City, New Jersey, BANs,
  4.00% due 1/11/02                               28,969           28,998,755
Kane Mc Henry Cook and De Kalb Counties,
  Illinois School District, TANs,
  4.63% due 9/28/01                               22,400           22,410,080
Knoxville, Tennessee, BANs
  3.50% due 6/01/02                               20,000           20,155,000
Lexington County, South
  Carolina School District, BANs
  3.30% due 9/27/01                                8,000            8,002,637
Passaic County,
  New Jersey, BANs
  3.40% due 6/14/02                               20,144           20,243,755

TAX FREE RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                        August 31, 2001

                                                PRINCIPAL
                                                 AMOUNT
ISSUER                                       (000'S OMITTED)         VALUE
--------------------------------------------------------------------------------
BOND, REVENUE, TAX AND TAX AND
REVENUE ANTICIPATION NOTES -- (CONT'D)
--------------------------------------------------------------------------------
Paterson, New Jersey, BANs
  3.50% due 11/30/01                             $ 2,805         $  2,810,091
Portage County, Ohio, BANs,
  4.75% due 11/01/01                               6,379            6,382,575
Salt Lake County, Utah, TRANs
  3.50% due 12/28/01                               2,500            2,506,754
Summit County, Ohio, BANs
  3.50% due 5/30/02                                4,200            4,216,652
West Branch, Ohio,
  Local School District, BANs,
  4.75% due 9/21/01                                4,475            4,475,830
West Jordan, Utah, TRANs,
  2.85% due 6/28/02                                6,500            6,520,742
                                                                 ------------
                                                                  190,727,022
                                                                 ------------
VARIABLE RATE DEMAND NOTES* -- 58.4%
--------------------------------------------------------------------------------
ABN-Amro Leasetops
  Certificates Trust,
  due 10/01/04                                     3,255            3,254,901
ABN-Amro Munitops
  Certificates Trust,
  due 3/07/07                                      4,000            4,000,000
ABN-Amro Munitops
  Certificates Trust, AMT,
  due 4/05/06                                      4,000            4,000,000
ABN-Amro Munitops
  Certificates Trust, AMT,
  due 7/05/06                                      9,000            9,000,000
ABN-Amro Munitops
  Certificates Trust,
  due 5/07/08                                     15,000           15,000,000
Adams County, Colorado,
  Industrial Development Revenue,
  due 12/01/15                                     2,000            2,000,000
Alaska State Housing Finance Corp., AMT,
  due 6/01/07                                      5,795            5,795,000
Ascension, Louisiana,
  Revenue, AMT,
  due 12/01/27                                     2,000            2,000,000
Ashe County, North Carolina,
  Industrial Facilities and Pollution,
  due 7/01/10                                      2,100            2,100,000
Beloit, Kansas, Industrial
  Development Authority, AMT,
  due 12/01/16                                     1,100            1,100,000
Brooks County, Georgia,
  Development Authority Revenue,
  due 3/01/18                                      2,000            2,000,000
California Housing Finance
  Agency Revenue,
  due 2/01/32                                      4,885            4,885,000
Carrollton, Georgia,
  Payroll Development Authority,
  due 3/01/15                                      1,450            1,450,000

Carthage, Missouri, Industrial
  Development Authority Revenue,
  due 4/01/07                                      2,000            2,000,000
Carthage, Missouri, Industrial
  Development Authority Revenue, AMT,
  due 9/01/30                                      2,000            2,000,000
Castle Pines, North Metro
  District, Colorado,
  due 12/01/28                                     4,990            4,990,000
Chesterfield County, Virginia,
  Industrial Development,
  due 2/01/03                                      1,400            1,400,000
Chicago, Illinois,
  due 1/01/23                                     17,146           17,146,000
Chicago, Illinois, Board of Education,
  due 6/01/21                                      3,000            3,000,000
Chicago, Illinois, Gas Supply Revenue,
  due 3/01/30                                      5,000            5,000,000
Clarksville, Arizona, Industrial
  Development Revenue, AMT,
  due 8/01/13                                      2,025            2,025,000
Clarksville, Tennessee,
  Public Building Authority,
  due 7/01/31                                      7,500            7,500,000
Colorado Health Facilities
  Authority Revenue,
  due 6/01/21                                      9,725            9,725,000
Columbus, Georgia, Housing
  Authority Revenue,
  due 11/01/17                                       750              750,000
Converse County, Wyoming, Pollution,
  due 7/01/06                                      7,485            7,485,000
Davidson County, North Carolina,
  Industrial Facilities,
  due 7/01/20                                      2,140            2,140,000
De Kalb County, Georgia,
  Development Authority,
  due 8/01/05                                      1,500            1,500,000

TAX FREE RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)                             August 31, 2001

                                                PRINCIPAL
                                                 AMOUNT
ISSUER                                       (000'S OMITTED)         VALUE
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* -- (CONT'D)
--------------------------------------------------------------------------------
De Kalb County, Georgia,
  Development Authority,
  due 2/01/18                                    $ 1,100          $ 1,100,000
Delaware State Economic
  Development Authority,
  due 7/01/28                                      4,400            4,400,000
Director State, Nevada,
  Department of Business, AMT,
  due 8/01/20                                        775              775,000
Emmaus, Pennsylvannia,
  General Authority Revenue,
  due 3/01/24                                      1,200            1,200,000
Forsyth County, Georgia,
  Industrial Development Revenue,
  due 1/01/07                                      2,000            2,000,000
Fulton County, Georgia,
  Development Authority Revenue,
  due 12/01/12                                     2,000            2,000,000
Fulton County, Georgia,
  Development Authority Revenue,
  due 2/01/18                                      1,960            1,960,000
Gordon County, Georgia, Industrial
  Development Authority Revenue, AMT,
  due 8/01/17                                      1,000            1,000,000
Gulf Breeze, Florida, Revenue,
  due 3/31/21                                      1,420            1,420,000
Gwinett County, Georgia,
  Industrial Development Revenue,
  due 3/01/17                                        235              235,000
Hawkins County, Tennessee,
  Industrial Development Board,
  due 10/01/27                                     1,450            1,450,000
Henrico County, Virginia,
  Industrial Development Authority,
  due 8/01/23                                        180              180,000
Hillsborough County,
  Florida, School Board,
  due 1/01/12                                      7,000            7,000,000
Illinois Educational Facilities
  Authority Revenue,
  due 1/01/28                                      6,385            6,385,000
Indiana Health Facilities Finance
  Authority Hospital Revenue,
  due 3/01/30                                     10,700           10,700,000
Jackson County, Mississippi,
  Port Facilities Revenue,
  due 6/01/23                                      8,550            8,550,000
Joliet Illinois,
  Regional Port District,
  due 10/01/24                                     1,700            1,700,000
Kansas City, Missouri,
  Industrial Development Authority,
  due 4/01/27                                      2,000            2,000,000
Kissimmee Florida,
  Utility Revenue,
  due 9/12/01                                     10,500           10,500,000
Koch Certificates Trust,
  due 12/13/02                                     3,383            3,383,332

Lincoln County Wyoming
  Environmental Improvement,
  due 11/01/25                                    20,400           20,400,000
Louisville & Jefferson County, Kentucky,
  due 1/01/29                                     18,300           18,300,000
Madison, Wisconsin, Community
  Development Authority,
  due 6/01/22                                      1,025            1,025,000
Maine Health and Higher
  Educational Facilities,
  due 7/01/19                                      2,860            2,860,000
Marshfield, Wisconsin,
  Industrial Development Revenue,
  due 12/01/14                                     2,500            2,500,000
Massachusetts State
  Industrial Finance Agency,
  due 11/01/25                                     1,960            1,960,000
Mecklenburg County, North Carolina,
  Industrial Facilities,
  due 9/01/14                                      2,000            2,000,000
Michigan State,
  due 7/15/08                                     16,000           16,000,000
Minneapolis, Minnesota,
  due 12/01/05                                     1,560            1,560,000
Minneapolis, Minnesota,
  due 3/01/12                                        310              310,000
Missouri State Health and
  Educational Facilities Revenue,
  due 7/01/18                                      3,500            3,500,000
Moorhead, Minnesota,
  Solid Waste Disposal, AMT,
  due 4/01/12                                      3,000            3,000,000
Morristown, Tennessee,
  Industrial Development Board, AMT,
  due 2/01/15                                      4,250            4,250,000

TAX FREE RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                         August 31, 2001

                                                PRINCIPAL
                                                 AMOUNT
ISSUER                                       (000'S OMITTED)         VALUE
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* -- (CONT'D)
--------------------------------------------------------------------------------
Municipal Securities Trust
  Certificates,
  due 10/04/12                                   $13,000          $13,000,000
Nash County, North Carolina,
  due 12/01/14                                     1,000            1,000,000
New Hanover County, North
  Carolina,
  due 3/01/14                                      2,250            2,250,000
New Hanover County,
  North Carolina,
  due 3/01/15                                      2,250            2,250,000
New Hanover County, North
  Carolina,
  due 3/01/16                                      2,250            2,250,000
New Jersey State Transportation
  Trust Fund Authority,
  due 6/15/14                                      5,545            5,545,000
Oklahoma Finance Authority Revenue,
  due 1/01/30                                      4,000            4,000,000
Orange County, Florida,
  Industrial Development Authority,
  due 1/01/11                                        375              375,000
Orlando, Florida, Utilities Commision,
  due 10/22/01                                    22,600           22,600,000
Peoria, Illinois, Health Care
  Facilities Revenue,
  due 5/01/17                                      1,050            1,050,000
Philadelphia Pennsylvania Water
  Facilities Municipal Trust,
  due 12/15/14                                     8,315            8,315,000
Piedmont, South Carolina,
  Municipal Power Agency,
  due 1/01/22                                      1,000            1,000,000
Pitney Bowes Credit Corp.,
  due 11/13/02                                       756              755,782
Pitney Bowes Credit Corp. Leasetops,
  due 3/15/05                                      1,059            1,059,374
Pitney Bowes Credit Corp. Leasetops,
  due 3/16/05                                     10,642           10,641,553
Puerto Rico Commonwealth Infrastructure,
  due 10/01/32                                     4,600            4,600,000
Puerto Rico Commonwealth Infrastructure
  due 10/01/40                                     2,600            2,600,000
Red Bay, Alabama, Industrial
  Development Board Revenue,
  due 11/01/10                                     3,400            3,400,000
Rhode Island State Industrial
  Facilities Corp., AMT,
  due 5/01/05                                      1,000            1,000,000
Rhode Island State Industrial
  Facilities Corp., AMT,
  due 11/01/05                                     2,650            2,650,000
Roswell, Georgia, Multi-Family
  Housing Authority,
  due 8/01/27                                      2,500            2,500,000
Saint Charles Parish, Louisiana,
  Pollution Control Revenue,
  due 3/01/24                                     10,400           10,400,000

San Antonio, Texas, Water Revenue,
  due 5/15/26                                      7,000            7,000,000
San Antonio, Texas, Electric & Gas,
  due 9/06/01                                      8,400            8,400,000
Savannah, Illinois,
  Industrial Development Revenue,
  due 6/01/04                                        600              600,000
Sevier County, Tennessee,
  Public Building Authority,
  due 6/01/17                                      1,300            1,300,000
Syracuse Industrial Economic
  Development Revenue,
  due 12/01/05                                       490              490,000
Tarrant County, Texas,
  Health Facilities Development,
  due 11/15/26                                       930              930,000
Tipton, Indiana, Economic
  Development Revenue,
  due 7/01/22                                        975              975,000
Traill County, North Dakota,
  Industrial Development, AMT,
  due 12/01/11                                     1,000            1,000,000
Traill County, North Dakota,
  Industrial Development, AMT,
  due 12/11/11                                     1,000            1,000,000
Valdez, Alaska, Marine
  Terminal Revenue,
  due 8/01/25                                      4,000            4,000,000
Valdez, Alaska, Marine
  Terminal Revenue,
  due 7/01/37                                     13,400           13,400,000

TAX FREE RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)                             August 31, 2001

                                                PRINCIPAL
                                                 AMOUNT
ISSUER                                       (000'S OMITTED)         VALUE
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* -- (CONT'D)
--------------------------------------------------------------------------------
Vermont Industrial
  Development Authority
  Revenue, AMT,
  due 12/01/11                                    $  700         $    700,000
Virginia College Building
  Authority,
  due 9/01/07                                      5,000            5,000,000
Walton County, Georgia,
  Industrial Building
  Authority,
  due 10/01/17                                     2,300            2,300,000
Washington State Single
  Family Mortgage,
  due 12/03/01                                     4,335            4,335,000
Washington State Single
  Family Mortgage,
  due 6/01/28                                      8,505            8,505,000
Winchester, Kentucky,
  Industrial Building, AMT,
  due 10/01/18                                     2,400            2,400,000
Wyoming Community
  Development Authority,
  due 12/01/35                                     5,000            5,000,000
                                                                 ------------
                                                                  439,425,942
                                                                 ------------

TOTAL INVESTMENTS,
  AT AMORTIZED COST                                102.6%        $771,770,488
OTHER ASSETS,
  LESS LIABILITIES                                  (2.6)         (19,391,383)
                                                   -----         ------------
NET ASSETS                                         100.0%        $752,379,105
                                                   =====         ============

AMT -- Subject to  Alternative  Minimum Tax

* Variable rate demand notes have a demand feature under which the Fund could tender them back to the issuer on no more than 7 days notice.

See notes to financial statements

TAX FREE RESERVES PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

AUGUST 31, 2001
================================================================================

ASSETS:
Investments, at amortized cost and value (Note 1A)                 $771,770,488
Cash                                                                    126,823
Interest receivable                                                   6,343,626
--------------------------------------------------------------------------------
  Total assets                                                      778,240,937
--------------------------------------------------------------------------------
LIABILITIES:
Payable for investments purchased                                    25,710,166
Payable to affiliate-- Investment advisory fees (Note 2A)                65,595
Accrued expenses and other liabilities                                   86,071
--------------------------------------------------------------------------------
  Total liabilities                                                  25,861,832
--------------------------------------------------------------------------------
NET ASSETS                                                         $752,379,105
================================================================================
REPRESENTED BY:
Paid-in capital for beneficial interests                           $752,379,105
================================================================================



TAX FREE RESERVES PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE YEAR ENDED AUGUST 31, 2001
================================================================================
INTEREST INCOME (Note 1B):                                          $26,929,893
EXPENSES
Investment Advisory fees (Note 2A)                 $1,484,035
Administrative fees (Note 2B)                         371,009
Custody and fund accounting fees                      194,894
Legal fees                                             58,214
Audit fees                                             24,300
Trustees' fees                                         14,407
Miscellaneous                                           7,019
--------------------------------------------------------------------------------
  Total expenses                                    2,153,878
Less: aggregate amounts waived by Investment
  Adviser and Administrator (Notes 2A and 2B)      (1,021,022)
Less: fees paid indirectly (Note 1D)                  (20,003)
--------------------------------------------------------------------------------
  Net expenses                                                        1,112,853
--------------------------------------------------------------------------------
Net investment income                                                25,817,040
NET REALIZED LOSS ON INVESTMENTS                                        (16,350)
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $25,800,690
================================================================================

See notes to statements

TAX FREE RESERVES PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                       YEAR ENDED AUGUST 31,
                                              ----------------------------------
                                                     2001             2000
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income                         $    25,817,040    $   24,250,506
Net realized loss on investments                      (16,350)          (23,055)
--------------------------------------------------------------------------------
Increase in net assets from operations             25,800,690        24,227,451
--------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions                     2,375,773,926     2,196,552,821
Value of withdrawals                           (2,324,687,811)   (2,202,408,291)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets from
  capital transactions                             51,086,115       (5,855,470)
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                         76,886,805        18,371,981
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                               675,492,300       657,120,319
--------------------------------------------------------------------------------
End of period                                 $   752,379,105   $   675,492,300
================================================================================



TAX FREE RESERVES PORTFOLIO

FINANCIAL HIGHLIGHTS

                                                YEAR ENDED AUGUST 31,
                                 -----------------------------------------------
                                   2001      2000     1999      1998   1997
================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period
  (000's omitted)                $752,379  $675,492 $657,120  $723,858  $483,630
Ratio of expenses to
  average net assets                0.15%     0.15%    0.15%     0.15%     0.19%
Ratio of net investment
  income to average
  net assets                        3.48%     3.77%    3.11%     3.53%     3.46%

Note: If Agents of the Portfolio had not voluntarily waived a portion of their fees during the periods indicated and the expenses were not reduced for fees paid indirectly, the ratios would have been as follows:

RATIOS:
Expenses to average
  net assets                        0.29%     0.29%    0.29%     0.29%     0.31%
Net investment income to
  average net assets                3.34%     3.63%    2.98%     3.39%     3.35%
================================================================================

See notes to financial statements

TAX FREE RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES Tax Free Reserves Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, non-diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue shares of beneficial interest in the Portfolio. Citi Fund Management Inc. (the "Manager") acts as the Investment Adviser and Administrator. On April 1, 2001, Citibank N.A. ("Citibank"), transferred its asset management business, including management of the Portfolio to its newly formed affiliate, the Manager.

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Portfolio are as follows:

   A. VALUATION OF INVESTMENTS Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Portfolio's use of amortized cost is subject to the Portfolio's compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.

   B. INVESTMENT INCOME AND EXPENSES Investment income consists of interest accrued and discount earned (including both original issue and market discount), adjusted for amortization of premium, on the investments of the Portfolio. Expenses of the Portfolio are accrued daily.

   C. FEDERAL INCOME TAXES The Portfolio's policy is to comply with the applicable provisions of the Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

   D. FEES PAID INDIRECTLY The Portfolio's custodian calculates its fees based on the Portfolio's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

   E. OTHER Purchases, maturities and sales, of money market instruments are accounted for on the date of the transaction.

2. INVESTMENT ADVISORY FEE AND ADMINISTRATIVE FEE

   A. INVESTMENT ADVISORY FEE The investment advisory fee paid to the Manager, as compensation for overall investment management services, amounted to $1,484,035, of which $650,013 was voluntarily waived for the year ended August 31, 2001. The investment advisory fee is computed at the annual rate of 0.20% of the Portfolio's average daily net assets.

   B. ADMINISTRATIVE FEE Under the terms of an Administrative Services Agreement, the administrative fee payable to the Administrator, as compensation for overall administrative services and general office facilities, is computed at the annual rate of 0.05% of the Portfolio's average daily net assets and amounted to $371,009, all of

TAX FREE RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Continued)

which was voluntarily waived for the year ended August 31, 2001. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Administrator or its affiliates.

3. INVESTMENT TRANSACTIONS Purchases, and maturities and sales of money market instruments, exclusive of securities purchased subject to repurchase agreements, aggregated $2,705,193,668 and $2,607,900,333, respectively, for the year ended August 31, 2001.

4. FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES The cost of investment securities owned at August 31, 2001, for federal income tax purposes, amounted to $771,770,488.

5. LINE OF CREDIT The Portfolio, along with other funds in the fund family, entered into an agreement with a bank which allows the Funds collectively to borrow up to $75 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the year ended August 31, 2001, the commitment fee allocated to the Portfolio was $1,780. Since the line of credit was established, there have been no borrowings.







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TAX FREE RESERVES PORTFOLIO
INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS OF
TAX FREE RESERVES PORTFOLIO:

   We have audited the accompanying statement of assets and liabilities including the schedule of investments of Tax Free Reserves Portfolio (a New York trust) as of August 31, 2001, and the related statements of operations, changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended August 31, 2000 and financial highlights for each of the years in the four-year period then ended were audited by other auditors whose report thereon, dated October 4, 2000, expressed an unqualified opinion on the statement of changes in net assets and financial highlights.

   We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2001 by correspondence with the custodian. As to securities purchased but not yet received, we performed other appropriate procedures. An audit also includes assessing the accounting principles used and significant estimates made by managment, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax Free Reserves Portfolio, as of August 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.


                                                                   /s/  KPMG LLP

New York, New York
October 12, 2001



                                                                              23
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TAX FREE RESERVES PORTFOLIO
ADDITIONAL INFORMATION (Unaudited)

   CHANGE IN INDEPENDENT AUDITOR: Effective September 1, 2000, Deloitte & Touche LLP ("D&T") resigned as auditors of the Fund. During the Fund's two most recent fiscal years, D&T's audit reports contained no adverse opinon or disclaimer of opinion; nor were the reports qualified or modified as to uncertainty, audit scope, or accounting principles. Further, during the same period there were no disagreements with D&T on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused it to make reference to the subject matter of such disagreements in connection with its audit reports.




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